STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended										3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Mar. 31, 2025	May 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	Feb. 28, 2023	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 44,000											$ 62,000	$ 35,000
Stock Issued During Period, Shares, New Issues	2,250,000			2,250,000
Interest Payable, Current		$ 2,000										$ 2,000	2,000
Sale of Stock, Number of Shares Issued in Transaction												656,082
Jefferson Capital [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			20,322,930
Valor Nation [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services			4,064,586
Blue Lake [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount						$ 531,000				$ 181,750	$ 71,750
Debt Conversion, Converted Instrument, Shares Issued						7,605,760				3,466,853	1,025,000				3,466,583
Fourth Man LLC [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount			$ 264,000		$ 68,000		$ 35,000	$ 72,000	$ 43,000	$ 50,000			$ 200,000
Debt Conversion, Converted Instrument, Shares Issued			3,860,000		1,002,832		500,000	1,025,000	627,538	1,192,857
Stock Issued During Period, Shares, New Issues													1,658,914
Debt Conversion, Original Debt, Amount										$ 30,000